Trade accounts receivable	6 Months Ended
Jun. 30, 2018
Trade accounts receivable
Trade accounts receivable

5. Trade accounts and other receivables

As of June 30, 2018, the trade accounts and other receivables, including the corresponding allowance, contain an impact from the implementation of IFRS 9. This results in an increase in the allowance which amounts to €3,490.

The implementation of IFRS 15 also had an impact on trade accounts receivable and, correspondingly, on the allowance in North America. This isolated impact of €357,119 as of June 30, 2018 was recorded against trade accounts receivable and the allowance.

As of June 30, 2018 and December 31, 2017, trade accounts and other receivables are as follows:

Trade accounts and other receivables
in € THOUS
	June 30,		December 31,
	2018		2017

		thereof Credit-Impaired
Trade accounts and other receivables, gross	3.668.256	381.738	3.864.217
thereof Finance Lease Receivables	59.162	-	58.336
less allowances	(116.041)	(87.327)	(474.891)
Trade accounts and other receivables	3.552.215	294.411	3.389.326

The other receivables include finance lease receivables.

All trade accounts and other receivables are due within one year. A small portion of the trade account receivables are subject to factoring agreements.

Trade accounts receivables and finance lease receivables with a term of more than one year in the amount of €88,437 (December 31, 2017: €90,344) are included in the balance sheet item "Other non-current assets". For these trade accounts receivables and finance leases the implementation of IFRS 9 results in an increase of the allowance, which amounts to €278.